Long-Term Debt (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 31, 2011	Sep. 30, 2011	May 10, 2011 Bank
Long-Term Debt (Textual) [Abstract]
Number of banks involved in line of credit facility			5
Revolving credit facility			$ 175
Line of credit potential maximum			225
Term loan outstanding		17.5
Interest rate description of credit agreement, minimum	interest rate of LIBOR plus 250 basis points or the bank’s base rate plus 150 basis points
Interest rate description		LIBOR plus 200 to 275 basis points or the bank’s base rate plus 100 to 175 basis points
Commitment fee description		commitment fee of 37.5 to 50 basis points depending on our leverage ratio calculated at the end of each quarter
Outstanding amount under revolving credit agreement		17.5
Bank letters of credit		5.0
Revolving credit facility		152.5
Deferred financing cost written off		0.1
Deferred financing costs included in other assets		$ 2.3
Deferred financing cost amortizable period		4 years
Debt related commitment fee	commitment fee of 50 basis points
Maturity period of new credit agreement		4 years
Credit agreement initiation date		05-10-2011
Credit agreement expiration date		05-10-2015
Interbank offered rate	LIBOR
Minimum interest rate of LIBOR on unused amount of credit facility	2.50%
Minimum bank base rate on unused amount of credit facility	1.50%
Commitment fee on unused amount of credit facility	0.50%
Maximum [Member]
Debt Instrument [Line Items]
Interest rate to the lenders	2.75%
Bank base rate	1.75%
Commitment fee	0.50%
Minimum [Member]
Debt Instrument [Line Items]
Interest rate to the lenders	2.00%
Bank base rate	1.00%
Commitment fee	0.375%